Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Year-end value of $100 invested on 12/31/2020 in:

(a) Year	(b) Summary Compensation Table Total for Gunnar Kleveland $[1]	(c) Summary Compensation Table Total for A. William Higgins $[2]	(d) Compensation Actually Paid to Gunnar Kleveland $[3]	(e) Compensation Actually Paid to A. William Higgins $[4]	(f) Average Summary Compensation Table Total for non-PEO NEOs $[5]	(g) Average Compensation Actually Paid to non-PEO NEOs $[6]	(h) AIN Total Shareholder Return $[7]	(i) Peer Group Total Shareholder Return $[8]	(j) Net Income (in millions) $[9]	(k) Adjusted EBITDA (in millions) $[10]

2025[11]	4,259,285	N/A	1,849,119	N/A	1,563,135	811,653	74.07	198.10	(57.0)	221.8
2024	3,921,822	N/A	2,692,030	N/A	1,923,016	987,208	113.89	149.50	88.1	232.0
2023	4,247,149	4,300,649	4,563,712	4,905,001	2,334,459	2,241,045	137.84	131.71	111.6	265.1
2022	N/A	4,660,482	N/A	6,318,295	1,763,694	2,162,432	136.66	103.88	96.5	253.5
2021	N/A	4,725,711	N/A	6,065,337	1,737,959	2,202,801	121.44	111.27	118.8	250.9

Company Selected Measure Name	AIN Adjusted EBITDA
Named Executive Officers, Footnote
[1] Gunnar Kleveland became President and CEO of the Company in September 2023.
2 A. William Higgins served as President and CEO of the Company until his retirement in August 2023.
	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2025: Robert Starr, Merle Stein, Chris Stone, Joseph Gaug, Will Station, Jairaj Chetnani; 2024: Robert Starr, Merle Stein, Chris Stone, Joseph Gaug, Daniel Halftermeyer, and Greg Harwell; 2023: Robert Starr, Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2022: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2021: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug.
Peer Group Issuers, Footnote	Our selected peer group is the peer group discussed in the Compensation Discussion and Analysis shown on page 41.
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” to Mr. Kleveland in each of 2023, 2024 and 2025 reflects the respective amounts shown in Column (d) of the table above, adjusted as set forth in the table below, as required by SEC rules.“Compensation actually paid” to Mr. Higgins in each of 2021, 2022 and 2023 reflects the respective amounts shown in Column (e) of the table above, adjusted as set forth in the table below, as required by SEC rules.

Year	2021	2022	2023	2023	2024	2025
CEO	Higgins	Higgins	Higgins	Kleveland	Kleveland	Kleveland
SCT Total Compensation ($)	$4,725,711	$4,660,482	$4,300,649	$4,247,149	$3,921,822	$4,259,285
Less: Stock Award Values reported in SCT for the applicable year ($)	$(2,000,000)	$(2,200,000)	$(2,400,000)	$(3,300,000)	$(1,854,000)	$(2,612,570)
Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$2,558,110	$2,652,019	$1,389,930	$3,616,563	$1,333,550	$1,416,580
Change in Fair Value of outstanding unvested stock awards from prior years ($)	$781,516	$1,217,979	$488,764	$—	(658,446)	(1,171,123)
Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$—	$(12,185)	$1,125,658	$—	(50,895)	(43,054)
Less: Fair value of Stock Awards forfeited during the applicable year	$—	$—	$—	$—	—	—
Less: Aggregate change in Actuarial Present Value of accumulated pension benefit	$—	$—	$—	$—	—	—
Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—	$—	—	—
Compensation Actually Paid	$6,065,337	$6,318,295	$4,905,001	$4,563,712	$2,692,030	$1,849,119

Non-PEO NEO Average Total Compensation Amount	$ 1,563,135	$ 1,923,016	$ 2,334,459	$ 1,763,694	$ 1,737,959
Non-PEO NEO Average Compensation Actually Paid Amount	$ 811,653	987,208	2,241,045	2,162,432	2,202,801
Adjustment to Non-PEO NEO Compensation Footnote	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2025: Robert Starr, Merle Stein, Chris Stone, Joseph Gaug, Will Station, Jairaj Chetnani; 2024: Robert Starr, Merle Stein, Chris Stone, Joseph Gaug, Daniel Halftermeyer, and Greg Harwell; 2023: Robert Starr, Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2022: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2021: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug.

Year	2021	2022	2023	2024	2025
	(Average)	(Average)	(Average)	(Average)	(Average)
SCT Total Compensation ($)	$1,737,959	$1,763,694	$2,334,459	$1,923,016	$1,563,135
Less: Stock Award Values reported in SCT for the applicable year ($)	$(545,079)	$(630,813)	$(1,283,371)	$(988,088)	$(913,684)
Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$689,874	$758,207	$1,415,779	$596,052	$525,040
Change in Fair Value of outstanding unvested stock awards from prior years ($)	$270,052	$292,308	$57,968	$(194,690)	$(184,741)
Fair Value for Awards Granted in and Vested in Current Year	$—	$—	$—	$58,956	$—
Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$49,995	$(20,964)	$16,416	$(47,900)	$(37,168)
Less: Fair value of Stock Awards forfeited during the applicable year ($)	$—	$—	$(300,206)	$(360,138)	$(140,929)
Less: Aggregate change in Actuarial Present Value of accumulated pension benefit ($)	$—	$—	$—	$—	$—
Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—	$—	$—
Compensation Actually Paid	$2,202,801	$2,162,432	$2,241,045	$987,208	$811,653

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT PERFORMANCE METRICS

AIN Adjusted EBITDA
AIN Adjusted Free Cash Flow
MC Adjusted EBITDA
MC Adjusted Free Cash Flow
AEC Adjusted EBITDA
AEC Adjusted Free Cash Flow
AIN TRIR

Total Shareholder Return Amount	$ 74.07	113.89	137.84	136.66	121.44
Peer Group Total Shareholder Return Amount	198.10	149.50	131.71	103.88	111.27
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (57,000,000.0)	$ 88,100,000	$ 111,600,000	$ 96,500,000	$ 118,800,000
Company Selected Measure Amount	221,800,000	232,000,000.0	265,100,000	253,500,000	250,900,000
Additional 402(v) Disclosure
PAY VERSUS PERFORMANCE (PVP) DISCLOSURES
The following pages of our Proxy Statement provide disclosures about the relationship between (a) the "compensation actually paid" to our principal executive officer ("PEO") and the average "compensation actually paid" to our non-PEO NEOs, as defined under SEC disclosure rules, and (b) certain financial performance measures of the Company for the fiscal years listed below. These disclosures have been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the "Pay versus Performance Rules") and do not necessarily reflect how the Committee evaluates compensation decisions. "Compensation actually paid" does not reflect the value of cash or shares of the Company's common stock received by a NEO during the year, but rather is an amount calculated under SEC rules to include, among other things, year-over-year changes in the value of unvested equity-based awards. To calculate "compensation actually paid", adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with the disclosure rules. For the purposes of calculating "compensation actually paid", the fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for the purposes of the Summary Compensation Table, and, where applicable, may incorporate adjustments for year-end forecasted attainment levels for performance achievement goals. As a result of the calculation methodology required by the SEC, the amounts shown below as "compensation actually paid" differ from the compensation actually received by our NEOs, and from the decisions of the Committee described in the Compensation Discussion and Analysis above.
Mr. Halftermeyer received a negative change in pension value in 2024; according to SEC guidelines, the value is incorporated into Summary Compensation Table calculations but is not included for purposes of aggregating the Compensation Actually Paid.For the relevant year, represents the cumulative total shareholder return (TSR) for the Company for the measurement period. TSR assumes that $100 was invested on December 31, 2020, and that dividends were reinvested when and as paid.Reflects “Net Income” as reported in the Company’s Annual Reports on Form 10-K for each of the years reported.No dividends are paid or accrued on any unvested equity awards.
The four items listed below represent the most important performance metrics we use to determine Compensation Actually Paid for 2024 as further described in our Compensation Discussion and Analysis with the section titled “Executive Compensation Earned” (see page 47). The definitions of these metrics are set forth in Exhibit A to the Proxy Statement.
Relationship between “Compensation Actually Paid” and Performance
	The graphs that follow show the relationship of “compensation actually paid” to our PEOs and other named executive officers in 2021, 2022, 2023, 2024 and 2025 to (1) the TSR for both the Company and our compensation peer benchmarking groups, (2) the Company’s net income, and (3) the Company’s adjusted EBITDA. For the purposes of these graphs, an averaged "compensation actually earned" is used for Messrs. Higgins and Kleveland for 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	AIN Adjusted EBITDA
Non-GAAP Measure Description	AIN Adjusted EBITDA was chosen as the "company selected financial metric" as it is the most heavily weighted of the annual performance measurement metrics used in our executive compensation program for the years reported (see pp. 46-48).
Measure:: 2
Pay vs Performance Disclosure
Name	AIN Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	MC Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	MC Adjusted Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	AEC Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name	AEC Adjusted Free Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name	AIN TRIR
Gunnar Kleveland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,259,285	$ 3,921,822	$ 4,247,149
PEO Actually Paid Compensation Amount	1,849,119	2,692,030	4,563,712
A. William Higgins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,300,649	$ 4,660,482	$ 4,725,711
PEO Actually Paid Compensation Amount			4,905,001	6,318,295	6,065,337
PEO | Gunnar Kleveland [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gunnar Kleveland [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gunnar Kleveland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,612,570)	(1,854,000)	(3,300,000)
PEO | Gunnar Kleveland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,416,580	1,333,550	3,616,563
PEO | Gunnar Kleveland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,171,123)	(658,446)	0
PEO | Gunnar Kleveland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,054)	(50,895)	0
PEO | Gunnar Kleveland [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | A. William Higgins [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | A. William Higgins [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | A. William Higgins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,400,000)	(2,200,000)	(2,000,000)
PEO | A. William Higgins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,389,930	2,652,019	2,558,110
PEO | A. William Higgins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			488,764	1,217,979	781,516
PEO | A. William Higgins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,125,658	(12,185)	0
PEO | A. William Higgins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(913,684)	(988,088)	(1,283,371)	(630,813)	(545,079)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,040	596,052	1,415,779	758,207	689,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,741)	(194,690)	57,968	292,308	270,052
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	58,956	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,168)	(47,900)	16,416	(20,964)	49,995
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (140,929)	$ (360,138)	$ (300,206)	$ 0	$ 0